Labor and Social Security Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Labor and Social Security Liabilities [Abstract]
Schedule of Liabilities Arising Operational Activities

Liabilities arising from its operational activities

			Change
	09/30/2025	12/31/2024	$	%
Salaries	99,601	64,245	35,356	55%
Social Security	120,701	88,857	31,844	36%
Labor Provisions	6,459	3,581	2,878	90%
	226,761	156,683	70,078	45%
Salaries	09/30/2025	12/31/2024
Salaries	81,673	53,024
13º Salaries	14,940	10,139
Vacation	2,988	1,082
	99,601	64,245
	09/30/2025	12/31/2024
INSS	105,010	77,591
FGTS	15,691	11,266
	120,701	88,857
	09/30/2025	12/31/2024
Vacation Provision	5,491	3,581
13º Salaries Provision	968	—
	6,459	3,581

Liabilities arising from its operational activities

			Change
	12/31/2024	12/31/2023	$	%
Salaries	64,425	30,927	32,644	106%
Social Security	88,857	76,712	13,298	17%
Labor Provisions	3,581	22,778	(19,676)	-86%
	156,683	130,417	26,266	20%

Schedule of Salaries
	12/31/2024	12/31/2023
Salaries	53,024	18,044
13º Salaries	10,139	11,754
Vacation	1,082	1,129
	64,245	30,927

Schedule of Social Security
	12/31/2024	12/31/2023
INSS	77,591	64,157
FGTS	11,266	12,555
	88,857	76,712

Schedule of Labor Provisions
	12/31/2024	12/31/2023
Vacation Provision	3,581	13,914
13º Salaries Provision	—	8,864
	3,581	22,778